ACCOUNT PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
ACCOUNT PAYABLE AND ACCRUED LIABILITIES

NOTE－ 9 ACCOUNT PAYABLE AND ACCRUED LIABILITIES

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000

Trade creditors	10,412	8,736
Accrued expenses	321	311
Deposit received	1,302	2,293
Goods and services tax payable	532	161
Deferred income	60	533
Others	112	102
	12,739	12,136